SUBSEQUENT EVENTS (Details Narrative)				12 Months Ended
	Jan. 24, 2024 USD ($) $ / shares shares	Jan. 24, 2024 CAD ($)	Dec. 04, 2023 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Jan. 24, 2024 $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
IfrsStatementLineItems [Line Items]
Gross proceeds				$ 10,447,603	$ 3,639,722	$ 26,791,311
Gross proceeds from offering			$ 1,607,400
Offering price per share | (per share)					$ 7.38	$ 8.20		$ 9.38	$ 10.10
Shares acquired | shares			1,786,000
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Shares acquired | shares			1,600,000
Events Occurring After Reporting Date [Member]
IfrsStatementLineItems [Line Items]
Gross proceeds	$ 4,607,161	$ 6,219,667
Gross proceeds from offering	$ 5,098,088
Offering price per share | (per share)	$ 0.90						$ 1.22
Maturity price per share | (per share)	$ 1.12						$ 1.52
Finders fees	$ 32,466	43,829
Events Occurring After Reporting Date [Member] | Directors Management And Employees [Member]
IfrsStatementLineItems [Line Items]
Gross proceeds from offering	$ 415,272	$ 560,617
Shares acquired | shares	459,522						459,522
Events Occurring After Reporting Date [Member] | Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Gross proceeds from offering	$ 5,098,088